Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2020
Concentrations of Credit Risk and Major Customers (Tables) [Line Items]
Schedule of customers and suppliers
	For the Years Ended December 31,
Customer	2020		2019	2018
Customer A	*	%	12.35%	*	%
Customer G	*	%	12.02%	*	%
Customer P	17.33%		* %	*	%
*	Less than 10%

Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Tables) [Line Items]
Schedule of customers and suppliers
	For the Years Ended December 31,
Supplier	2020		2019		2018
Supplier A	*	%	14.16%		*	%
Supplier B	*	%	11.99%		*	%
Supplier C	*	%	12.76%		*	%
Supplier D	16.45%		*	%	*	%
Supplier E	10.16%		*	%	*	%
Supplier F	17.62%		*	%	*	%
*	Less than 10%